Erik Nelson, Sr. Securities Counsel
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453

June 24, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

  Re: Registration Statement on Form N-14 for Combination of Certain Series of the Allianz Variable Insurance Products Trust (the "VIP Trust") (SEC File Nos. 333-83423 and 811-09491) with and into Corresponding Series of the VIP Trust, and of the Allianz Variable Insurance Products Fund of Funds Trust (the "Fund of Funds Trust")(SEC File Nos. 333-119867 and 811-21624)

Dear Sir/Madam:

          Accompanying this letter for filing is one copy of the Trust's Registration Statement on Form N-14. This registration statement relates to the proposed combination of certain series of the VIP Trust with and into corresponding series of the VIP Trust and the Fund of Funds Trust. Exhibits not included in this filing will be filed by amendment. Please note that the registration statement contains eight separate proxy statement/prospectuses.

         Pursuant to Form N-14, General Instruction B, and Rule 24f-2, no filing fee is due upon the filing of this registration statement.

         Pursuant to Rule 488 under the Securities Act of 1933, as amended, this registration statement will become effective automatically on the thirtieth day after the date upon which it is filed.

         Please contact me at the above telephone number or e-mail address if you have any questions concerning this filing. Thanks you for your assistance.


Sincerely,

Allianz Variable Insurance Products Trust
Allianz Variable Insurance Products Fund of Funds Trust



By: /s/ Erik Nelson
  _________________________________________